[Translation]








                      SEMI-ANNUAL REPORT

                        (The 3rd Term)
                        From:  December 1, 1996
                        To:  May 31, 1997


        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV sale)





























               PUTNAM HIGH YIELD ADVANTAGE FUND







                      SEMI-ANNUAL REPORT





                        (The 3rd Term)
                        From:  December 1, 1996
                         To:  May 31, 1997


















               PUTNAM HIGH YIELD ADVANTAGE FUND
                      SEMI-ANNUAL REPORT

                        (The 3rd Term)
                        From:  December 1, 1996
                         To:  May 31, 1997

To:  Minister of Finance

                                                       Filing
                              Date:     August 29, 1997

Name of the Registrant Trust:           PUTNAM HIGH YIELD
                              ADVANTAGE FUND

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       Ronald
                              J. Jackson

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John A.
                              Hill
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377
                             - i -



Place where a copy of this Semi-annual Report is available for
                       Public Inspection

                        Not Applicable

 (Total number of pages of this Semi-annual Report,in Japanese printing
                (including Cover Pages) is 35.)


                        C O N T E N T S


                                                  This
                                                EnglishJapane
se
                                              translationOr
iginal

 I.       STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  3      2

       (a)     Record of Changes in Net Assets     3      2

       (b)     Record of Distributions Paid        3      2

   (3) Record of Sales and Repurchases             4      2

II.     OUTLINE OF THE TRUST

   1.  Trust                                       4      3

   (1) Amount of Capital Stock                     4      3

   (2) Information Concerning Major Shareholders   4      3

   (3) Information Concerning Directors, Officers and
Employees                                         43

   (4) Description of Business and Outline of Operation     6
5

   (5) Miscellaneous                               6      5

   2.  Putnam Investment Management, Inc.
       (Investment Management Company)             6      5

   (1) Amount of Capital Stock                     6      5

   (2) Information Concerning Major Shareholders   7      5

   (3) Information Concerning Officers and Employees        7
5

   (4) Description of Business and Outline of Operation     21
17

   (5) Miscellaneous                              31     32

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND       31
33

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPNAY                  31     65


I. STATUS OF INVESTMENT FUND

(I) Diversification of Investment Portfolio:

                                             (As of the end of
July, 1997)
                   Name of   Total       Investm
      Types of     Country   U.S.          ent
       Assets                Dollars      Ratio
                                           (%)

   Corporate       U.S.A.     2,775,615,   77.81
   Bonds                             619
                   Canada     112,263,00    3.15
                                       1
                   Indonesia  46,591,745    1.31
                   United     46,047,500    1.29
                   Kingdom
                   Mexico     39,528,007    1.11
                   Luxembour  21,250,563    0.60
                   g
                   Australia  15,236,250    0.43
                   Bermuda    13,460,175    0.38
                   China       8,932,550    0.25
                   Brazil      8,167,782    0.23
                   Netherlan   4,676,250    0.13
                   ds
                   Argentina   3,904,719    0.11
                   Ecuador     2,673,775    0.07

   Sub-total                  3,098,347,   86.86
                                     936
                                            0.00
   Preffered       U.S.A.     185,568,90    5.20
   Stock                               0
                   Canada      6,165,120    0.17
                   Germany     5,467,625    0.15

   Sub-total                  197,201,64    5.53
                                       5

   Units           U.S.A.     52,300,569    1.47
                   Australia  16,334,400    0.46
                   United      3,709,200    0.10
                   Kingdom

   Sub-total                  72,344,169    2.03
                                            0.00
   Convertible     U.S.A.     50,847,534    1.43
   Bonds
                   United      9,021,825    0.25
                   Kingdom

   Sub-total                  59,869,359    1.68
   Short-term      U.S.A.     44,805,050    1.26
                                            0.00
   Common Stock    U.S.A.     41,560,941    1.17
                   Canada      1,358,175    0.04

   Sub-total                  42,919,116    1.20
                                            0.00
   Convertible     U.S.A.      5,062,759    0.14
   Preferred
   Stocks

   Warrants        U.S.A.      4,957,163    0.14
   Options,
   Futures and
   Other
   Derivatives
   Cash, Deposit              41,742,898    1.17
   and Other
   Assets (After
   deduction of
   liabilities)
        Total                 3,567,250,  100.00
                                     095
(Net Asset Value                        Yen422,541 million)

Note 1: Investment ration is caluculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is Yen118.45 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on the end of July, 1997. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" colunm is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)  Results of Past Operations
 (a) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of each of during the one year period up to and including the end of July, 1997 is as follows:

           Total Net Asset Value   Net Asset Value per Share
             Dollar         Yen
             (thousands) (millions)   Dollar        Yen
     1996 End
     of August 43,724      5,179        9.43      1,117
        Sept. 191,881     22,728        9.63      1,141
        Oct.  348,092     41,231        9.54      1,130
        Nov.  464,506     55,021        9.64      1,142
        Dec.  664,695     78,733        9.68      1,147

     1997 End
     of Jan.  796,061     94,293        9.73      1,153
        Feb.  885,864    104,931        9.82      1,163
        March 929,629    110,115        9.46      1,121
        April 987,543    116,974        9.49      1,124
        May 1,102,939    130,643        9.66      1,144
        June1,208,881    143,192        9.75      1,155
        July1,312,105   155,419        9.95      1,179



 (b) Record of Distributions Paid (Class M Shares)
     2nd Fiscal Year (12/1/95 - 11/30/96):   $0.88 (Yen104)
     Payment Date: [Date/Month/Year]
     Record of distribution paid at the end of each month during the period from December 1996 up to and including
     July 1997 is as follows:






                            Dividend
     Month               Dollar    Yen
     1996 End of December 0.071    8.41
     1997 End of January  0.070    8.29
                 February 0.070    8.29
                 March    0.070    8.29
                 April    0.070    8.29
                 May      0.070    8.29
                 June     0.072    8.53
                 July     0.078    9.24



          Note:     Operations of Class M Shares were
     commenced on December 1, 1994.

(3)  Record of Sales and Repurchses (Class M Shares)
          Record of sales and repurchases during one year period up to and including the end of July, 1997 and number of outstanding shares of the Fund as of the end of July, 1997 are as follows:

______________________________________________________________
______
                  Number of      Number of    Number of Out-
                 Shares Sold Shares Repurchased       standing
Shares___

      Worldwide 156,740,915    28,522,957     132,727,160
      (In Japan)(150,923,850)(25,679,310)   (125,244,540)

______________________________________________________________
______

II.  OUTLINE OF THE TRUST

1.   Trust
(1)  Amount of Capital Stock (as of the end of July, 1997)
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1)       Trustees and Officers of the Trust
     (as of the filing date)